Note 11 - Borrowings (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012
Debt Disclosure [Text Block]
Short-term Debt, Weighted Average Interest Rate	0.69%	0.69%	0.806%
Line of Credit Facility, Maximum Borrowing Capacity (in Yen)	$ 112,574	¥ 10,600,000
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)	$ 112,574	¥ 10,600,000